Fair value measurement - Valuation approach for level 3 (Details) - At fair value - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Net financial instruments at fair value	$ 155,057	$ 143,181
Level 3
Financial instruments
Net financial instruments at fair value	$ 640	$ 484
Percentage using valuation method	0.50%	0.50%
Level 3 | Non-linked shareholder-backed
Financial instruments
Net financial instruments at fair value	$ 129	$ 89
Reasonably possible decrease in valuation (as a percent)	(20.00%)
Amount of reasonably possible decrease in valuation	$ (26)	(18)
Level 3 | Non-linked shareholder-backed | External valuation
Financial instruments
Net financial instruments at fair value	112	89
Level 3 | Equity-type securities | Internal valuation
Financial instruments
Net financial instruments at fair value	$ 1	$ 2
Percentage using valuation method	0.10%	0.10%
Level 3 | Equity securities and holdings in collective investment schemes
Financial instruments
Net financial instruments at fair value	$ 577	$ 445
Level 3 | Other sundry individual financial investments
Financial instruments
Net financial instruments at fair value	63	39
Level 3 | Participating funds
Financial instruments
Net financial instruments at fair value	$ 506	$ 395